Annual Total Returns - Government Portfolio [BarChart] - 03.31 FIMM Funds PRO - Institutional Class-10 - Government Portfolio	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	May 14, 2014
Institutional Class
Bar Chart Table:
Annual Return 2015	0.02%
Annual Return 2016	0.29%
Annual Return 2017	0.79%
Annual Return 2018	1.76%
Annual Return 2019	2.13%
Annual Return 2020	0.38%
Annual Return 2021	0.01%